Employee Benefits - Employee Benefit Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefit cost	$ 7,493	$ 7,168	$ 6,468
Employee Benefit Cost
Disclosure Of Defined Benefit Plans [Line Items]
Salaries and bonus	7,322	7,020	6,338
Defined benefit plans	48	48	44
Defined benefit plans	123	100	86
Employee benefit cost	$ 7,493	$ 7,168	$ 6,468